Income Taxes, Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
REIT subsidiaries
Income Taxes
Federal and state net operating loss carryforwards	$ 3,300,000	$ 79,700,000
Federal and state capital loss carryforwards	0	0
TRS Consolidated Group
Income Taxes
Federal and state net operating loss carryforwards	$ 500,000	500,000
Net operating losses utilized		$ 11,300,000